UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 12/31

Date of reporting period: 07/01/08 - 06/30/09



Item 1. Proxy Voting Record


========= WELLS FARGO MANAGED ACCOUNTS COREBUILDER SHARES SM =========
=========                          - SERIES G                          ========


WELLS FARGO FUNDS TRUST

Ticker:       SCTIX          Security ID:  94975H387
Meeting Date: APR 17, 2009   Meeting Type: Special
Record Date:  DEC 12, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect  Director Peter G. Gordon         For       For          Management
1.2   Elect  Director Isaiah Harris, Jr.      For       For          Management
1.3   Elect  Director Judith M. Johnson       For       For          Management
1.4   Elect  Director David F. Larcker        For       For          Management
1.5   Elect  Director Olivia S. Mitchell      For       For          Management
1.6   Elect  Director Timothy J. Penny        For       For          Management
1.7   Elect  Director Donald C. Willeke       For       For          Management




========= WELLS FARGO MANAGED ACCOUNTS COREBUILDER SHARES SM =========
=========                          - SERIES M                          ========


There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.


WELLS FARGO FUNDS TRUST

BY: /s/ KARLA M. RABUSCH*
KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 24, 2009



*BY: /s/ ANDREW OWEN
ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.